Note 13 - Pension Plans and Other Postretirement Benefits - PBO, ABO, and Fair Value of Plan Assets for Plans in Excess of Plan Assets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Projected benefit obligation	$ 464.4	$ 689.6
Accumulated benefit obligation	457.1	673.3
Fair value of plan assets	332.7	498.9
Spire Missouri [Member]
Projected benefit obligation	320.6	479.0
Accumulated benefit obligation	315.0	465.4
Fair value of plan assets	235.9	364.0
Spire Alabama Inc [Member]
Projected benefit obligation	97.8	149.4
Accumulated benefit obligation	96.2	146.9
Fair value of plan assets	$ 57.3	$ 82.8